United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05069

EquiTrust Variable Insurance Series Fund

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end:    December 31, 2009

Date of reporting period: March 31, 2009

Item 1.    Schedules of Investments.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

MARCH 31, 2009

(Unaudited)

	Shares Held		Value
COMMON STOCKS (95.32%)
BUSINESS SERVICES (5.04%)
Microsoft Corp.	91,883		$1,687,891
Oracle Corp.	57,149	(1)	1,032,682

			2,720,573
CHEMICALS AND ALLIED PRODUCTS (18.79%)
Abbott Laboratories	24,755		1,180,814
Amgen Inc.	17,835	(1)	883,189
Bristol-Myers Squibb Co.	41,053		899,882
Colgate-Palmolive Co.	6,950		409,911
Dow Chemical Co. (The)	10,505		88,557
E. I. du Pont de Nemours and Co.	15,756		351,831
Eli Lilly and Co.	17,662		590,087
Johnson & Johnson	42,710		2,246,546
Merck & Co., Inc.	31,708		848,189
Pfizer Inc.	44,377		604,415
Procter & Gamble Co. (The)	43,542		2,050,393

			10,153,814
COMMUNICATIONS (5.17%)
AT&T Inc.	34,855		878,346
CBS Corp.—Class B	12,084		46,403
Comcast Corp.—Class A	33,054		450,857
Time Warner Cable Inc.	4,141		102,697
Verizon Communications Inc.	36,562		1,104,172
Viacom Inc.—Class B	12,084	(1)	210,020

			2,792,495
DEPOSITORY INSTITUTIONS (4.24%)
Bank of America Corp.	45,666		311,442
Citigroup Inc.	48,341		122,303
JPMorgan Chase & Co.	46,325		1,231,319
Wells Fargo & Co.	44,074		627,614

			2,292,678
EATING AND DRINKING PLACES (4.49%)
McDonald’s Corp.	44,467		2,426,564

ELECTRIC, GAS AND SANITARY SERVICES (3.23%)
Exelon Corp.	24,105		1,094,126
Southern Co. (The)	21,215		649,603

			1,743,729
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (6.16%)
Cisco Systems, Inc.	61,023	(1)	1,023,356
General Electric Co.	84,256		851,828
Intel Corp.	57,041		858,467
Motorola, Inc.	37,189		157,309
Texas Instruments Inc.	26,461		436,871

			3,327,831
FOOD AND KINDRED PRODUCTS (5.06%)
Coca-Cola Co. (The)	31,034		1,363,944
Kraft Foods Inc.	26,424		588,991
PepsiCo, Inc.	15,208		782,908

			2,735,843
FORESTRY (0.32%)

Weyerhaeuser Co.	6,270		172,864

GENERAL MERCHANDISE STORES (4.79%)
Target Corp.	11,900		409,241
Wal-Mart Stores, Inc.	41,773		2,176,373

			2,585,614
INDUSTRIAL MACHINERY AND EQUIPMENT (9.85%)
3M Co.	17,453		867,763
Applied Materials, Inc.	23,520		252,840
Caterpillar Inc.	28,044		784,110
Dell Inc.	30,585	(1)	289,946
EMC Corp.	37,308	(1)	425,311
Hewlett-Packard Co.	40,454		1,296,955
International Business Machines Corp.	14,526		1,407,424

			5,324,349
MOTION PICTURES (1.80%)
Time Warner Inc.	16,497		318,398
Walt Disney Co. (The)	36,092		655,431

			973,829
NON-DEPOSITORY CREDIT INSTITUTIONS (1.38%)
American Express Co.	54,692		745,452

PETROLEUM AND COAL PRODUCTS (13.62%)
Chevron Corp.	38,610		2,596,136
Exxon Mobil Corp.	69,936		4,762,642

			7,358,778
PRIMARY METAL INDUSTRIES (0.41%)
Alcoa Inc.	30,278		222,241

SECURITY AND COMMODITY BROKERS (0.39%)
Amerprise Financial, Inc.	10,349		212,051

TOBACCO PRODUCTS (3.65%)
Altria Group, Inc.	38,185		611,724
Philip Morris International Inc.	38,185		1,358,622

			1,970,346
TRANSPORTATION EQUIPMENT (6.93%)
Boeing Co. (The)	26,912		957,529
General Motors Corp.	16,365		31,748
Honeywell International Inc.	37,254		1,037,896
United Technologies Corp.	40,007		1,719,501

			3,746,674

Total Common Stocks (Cost $59,874,323)			51,505,725

SHORT-TERM INVESTMENTS (4.49%)
MONEY MARKET MUTUAL FUND
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $2,425,909)	2,425,909		2,425,909

Total Short-Term Investments (Cost $2,425,909)			2,425,909

Total Investments (Cost $62,300,232) (99.81%)			53,931,634

OTHER ASSETS LESS LIABILITIES (0.19%)
Cash, receivables, prepaid expense and other assets, less liabilities			103,680

Total Net Assets (100.00%)			$54,035,314

(1)	Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$13,027,485
Unrealized Depreciation	(21,396,083)

Net Unrealized Appreciation (Depreciation)	(8,368,598)

Cost for federal income tax purposes	$62,300,232

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of March 31, 2009:

Valuation Inputs	Investment in Securities
Level 1	$53,931,634
Level 2	—
Level 3	—

Total	$53,931,634

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

MARCH 31, 2009

(Unaudited)

	Principal Amount		Value
CORPORATE BONDS (33.34%)
CHEMICALS AND ALLIED PRODUCTS (4.30% )
Pfizer Inc., 5.35%, due 3/15/15	$1,800,000		$1,902,744

DEPOSITORY INSTITUTIONS (7.56%)
Comerica Bank, 5.20%, due 08/22/17	1,000,000		731,720
Fifth Third Bancorp, 5.45%, due 01/15/17	1,000,000		704,210
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	900,000		806,616
Huntington National Bank, 5.50%, due 02/15/16	700,000		496,741
PNC Preferred FD, 144A, 6.517%, due 12/31/49	1,500,000	(1)	605,775
Washington Mutual Bank, FA, 5.65%, due 08/15/14	750,000		150

			3,345,212
ELECTRIC, GAS AND SANITARY SERVICES (10.01%)
NorthWestern Corp., 144A, 6.34%, due 04/01/19	700,000	(1)	699,230
Oglethorpe Power Corp., 6.974%, due 06/30/11	366,000		391,001
PacifiCorp, 6.90%, due 11/15/11	750,000		801,233
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	1,500,000		1,651,020
Westar Energy, Inc., 5.15%, due 01/01/17	1,000,000		887,610

			4,430,094
FOOD AND KINDRED PRODUCTS (2.29%)
Diageo Capital plc, 4.375%, due 05/03/10	1,000,000		1,015,440

FOOD STORES (1.38%)
Ahold Finance U.S.A., LLC, 8.25%, due 07/15/10	600,000		611,514

FURNITURE AND FIXTURES (1.12%)
Steelcase Inc., 6.50%, due 08/15/11	500,000		493,760

HOLDING AND OTHER INVESTMENT OFFICES (1.10%)
Washington Real Estate Investment Trust, 5.25%, due 01/15/14	700,000		488,145

INSURANCE CARRIERS (2.63%)
Prudential Financial, Inc., 6.10%, due 06/15/17	1,500,000		923,295
SunAmerica Inc., 8.125%, due 04/28/23	700,000		241,717

			1,165,012
TOBACCO PRODUCTS (1.70%)
UST Inc., 7.25%, due 06/01/09	750,000		754,260

TRANSPORTATION — BY AIR (1.14%)
Continental Airlines, Inc. Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	361,905		315,802
FedEx Corp. Pass-Through Certificates, 7.50%, due 01/15/18	179,233		188,845

			504,647
TRANSPORTATION EQUIPMENT (0.11%)
Ford Motor Co., 9.215%, due 09/15/21	150,000		47,467

Total Corporate Bonds (Cost $18,400,490)			14,758,295

COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (1.14%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.09%, due 08/01/39	1,500,000		502,620

Total Commercial Mortgage Pass-Through Certificates (Cost $1,483,837)			502,620

MORTGAGE-BACKED SECURITIES (53.06%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (18.07%)
3023 Class TG, 5.50%, due 08/01/35	1,218,641	1,240,711
3051 Class MY, 5.50%, due 10/01/25	1,000,000	1,005,380
Pool # A53146, 5.50%, due 10/01/36	1,586,736	1,648,548
Pool # A69436, 6.00%, due 12/01/37	795,312	831,404
Pool # G02562, 6.00%, due 01/01/37	1,086,752	1,137,746
Pool # G02648, 5.50%, due 12/01/36	1,166,081	1,211,506
Pool # G03803, 5.50%, due 01/01/38	887,718	922,249

		7,997,544
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (15.59%)
Pool # 50276, 9.50%, due 02/01/20	598	670
Pool # 256103, 5.50%, due 02/01/26	662,595	690,094
Pool # 257306, 5.50%, due 08/01/38	2,734,625	2,838,924
Pool # 897144, 6.00%, due 09/01/36	704,864	737,608
Pool # 906224, 5.50%, due 01/01/37	1,465,853	1,523,456
Pool # 928570, 6.00%, due 08/01/37	1,061,824	1,110,428

		6,901,180
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (19.40%)
2003-1 Class PE, 5.50%, due 07/01/32	1,000,000	1,051,622
2003-116 Class JC, 5.00%, due 05/01/30	1,000,000	1,041,798
Pool # 1512, 7.50%, due 12/01/23	11,754	12,628
Pool # 2631, 7.00%, due 08/01/28	16,509	17,663
Pool # 2658, 6.50%, due 10/01/28	29,521	31,512
Pool # 2701, 6.50%, due 01/01/29	38,426	41,021
Pool # 2796, 7.00%, due 08/01/29	29,148	31,241
Pool # 3039, 6.50%, due 02/01/31	11,081	11,817
Pool # 3040, 7.00%, due 02/01/31	18,531	19,874
Pool # 3188, 6.50%, due 01/01/32	66,150	70,467
Pool # 3239, 6.50%, due 05/01/32	64,565	68,778
Pool # 3261, 6.50%, due 07/01/32	124,441	132,561
Pool # 3320, 5.50%, due 12/01/32	537,178	560,571
Pool # 3333, 5.50%, due 01/01/33	443,884	463,052
Pool # 3375, 5.50%, due 04/01/33	66,915	69,805
Pool # 3390, 5.50%, due 05/01/33	291,003	303,570
Pool # 3403, 5.50%, due 06/01/33	493,582	514,897
Pool # 3458, 5.00%, due 10/01/33	464,190	482,507
Pool # 3499, 5.00%, due 01/01/34	700,534	727,915
Pool # 3556, 5.50%, due 05/01/34	709,292	739,495
Pool # 3623, 5.00%, due 10/01/34	1,168,740	1,214,421
Pool # 22630, 6.50%, due 08/01/28	16,632	17,753
Pool # 276337, 10.00%, due 08/01/19	4,869	5,351
Pool # 643816, 6.00%, due 07/01/25	911,461	959,313

		8,589,632

Total Mortgage-Backed Securities (Cost $22,468,779)		23,488,356

SHORT-TERM INVESTMENTS (12.09%)
COMMERCIAL PAPER (2.60%)
PETROLEUM & COAL PRODUCTS
Chevron Corp., 0.28%, due 4/06/09	750,000	750,000
Chevron Corp., 0.20%, due 4/22/09	400,000	400,000

Total Commercial Paper (Cost $1,150,000)		1,150,000

UNITED STATES GOVERNMENT AGENCIES (6.78%)
Federal Home Loan Bank, due 4/08/09	750,000	749,984
Federal Home Loan Bank, due 4/13/09	750,000	749,917
Federal Home Loan Bank, due 4/30/09	1,000,000	999,895
Federal Home Loan Bank, due 5/01/09	500,000	499,925

Total United States Government Agencies (Cost $2,999,721)		2,999,721

	Shares Held

MONEY MARKET MUTUAL FUND (2.71%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $1,200,232)	1,200,232	1,200,232

Total Short-Term Investments (Cost $5,349,953)		5,349,953

Total Investments (Cost $47,703,059) (99.63%)		44,099,224

OTHER ASSETS LESS LIABILITIES (0.37%)
Cash, receivables, prepaid expense and other assets, less liabilities		166,041

Total Net Assets (100.00%)		$44,265,265

(1)	Restricted Securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 03/31/09, the carrying value of each unit was 40.385, representing $605,775 or 1.37% of total net assets.

NorthWestern Corp. was purchased at 99.933 on 03/23/09. As of 03/31/09, the carring value of each unit was 99.890, representing $699,230 or 1.58% of the total net assets.

As of 03/31/09, the carrying value of all restricted securities was $1,305,005 or 2.95% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$1,391,056
Unrealized Depreciation	(4,994,891)

Net Unrealized Appreciation (Depreciation)	(3,603,835)

Cost for federal income tax purposes	$47,703,059

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of March 31, 2009:

Valuation Inputs	Investment in Securities
Level 1	1,200,232
Level 2	$42,898,992
Level 3	—

Total	44,099,224

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

MARCH 31, 2009

(Unaudited)

	Shares Held		Value
COMMON STOCKS (62.41%)
BUSINESS SERVICES (3.14%)
Automatic Data Processing, Inc.	11,300		$397,308
eBay Inc.	8,900	(1)	111,784
Microsoft Corp.	59,400		1,091,178
Oracle Corp.	24,830	(1)	448,678

			2,048,948
CHEMICALS AND ALLIED PRODUCTS (11.67%)
Abbott Laboratories	21,600		1,030,320
Amgen Inc.	3,900	(1)	193,128
Colgate-Palmolive Co.	7,430		438,221
Dow Chemical Co. (The)	13,965		117,725
E. I. du Pont de Nemours and Co.	22,875		510,799
Johnson & Johnson	33,612		1,767,991
K-V Pharmaceutical Co.—Class A	12,600	(1)	20,790
Mylan Inc.	35,550	(1)	476,726
Novartis AG	8,060		304,910
Pfizer Inc.	90,184		1,228,306
Procter & Gamble Co. (The)	13,605		640,659
Schering-Plough Corp.	15,700		369,735
Teva Pharmaceutical Industries Ltd.	11,399		513,525

			7,612,835
COMMUNICATIONS (1.87%)
AT&T Inc.	12,600		317,520
Comcast Corp.—Class A	13,590		185,368
Sprint Nextel Corp.	25,771	(1)	92,002
Verizon Communications Inc.	20,675		624,385

			1,219,275
DEPOSITORY INSTITUTIONS (1.89%)
Bank of America Corp.	17,202		117,318
Bank of New York Mellon Corp. (The)	12,108		342,051
Citigroup Inc.	19,822		50,150
New York Community Bancorp, Inc.	44,834		500,796
PNC Financial Services Group, Inc. (The)	340		9,959
U.S. Bancorp	12,895		188,396
Wells Fargo & Co.	1,658		23,610

			1,232,280
ELECTRIC, GAS AND SANITARY SERVICES (4.51%)
Atmos Energy Corp.	22,952		530,650
Integrys Energy Group, Inc.	14,304		372,476
Pepco Holdings, Inc.	17,790		222,019
Pinnacle West Capital Corp.	24,200		642,752
Tortoise Energy Capital Corp.	49,255	(1)	777,736
Waste Management, Inc.	15,400		394,240

			2,939,873
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.09%)
Cisco Systems, Inc.	35,830	(1)	600,869
Energy Conversion Devices, Inc.	14,000	(1)	185,780
General Electric Co.	106,965		1,081,416
Helen of Troy Ltd.	12,334	(1)	169,593
Intel Corp.	42,000		632,100

			2,669,758
FABRICATED METAL PRODUCTS (0.48%)
Illinois Tool Works Inc.	10,155		313,282

FOOD AND KINDRED PRODUCTS (2.72%)
Coca-Cola Co. (The)	10,380		456,201
Diageo plc	7,200		322,200
Kraft Foods Inc.	15,399		343,244
PepsiCo, Inc.	12,650		651,222

			1,772,867
FORESTRY (0.79%)
Weyerhaeuser Co.	18,770		517,489

GENERAL MERCHANDISE STORES (1.87%)
Target Corp.	4,760		163,696
Wal-Mart Stores, Inc.	20,290		1,057,109

			1,220,805
HOLDING AND OTHER INVESTMENT OFFICES (0.65%)
H&Q Life Sciences Investors	20,158		157,232
iShares MSCI Japan Index	34,030		269,177

			426,409
INDUSTRIAL MACHINERY AND EQUIPMENT (2.56%)
3M Co.	6,535		324,920
Apple Inc.	4,400	(1)	462,528
EMC Corp.	36,800	(1)	419,520
Hewlett-Packard Co.	5,460		175,048
Ingersoll-Rand Co. Ltd.—Class A	20,634		284,749

			1,666,765
INSTRUMENTS AND RELATED PRODUCTS (2.18%)
Becton, Dickinson and Co.	6,235		419,241
Medtronic, Inc.	10,150		299,120
Stryker Corp.	5,140		174,966
Thermo Fisher Scientific Inc.	7,840	(1)	279,653
Zimmer Holdings, Inc.	6,750	(1)	246,375

			1,419,355
INSURANCE AGENTS, BROKERS AND SERVICE (0.45%)
Arthur J. Gallagher & Co.	17,455		296,735

INSURANCE CARRIERS (2.96%)
Allstate Corp. (The)	7,140		136,731
EMC Insurance Group Inc.	43,593		918,505
Lincoln National Corp.	6,630		44,355
MetLife, Inc.	11,370		258,895
Old Republic International Corp.	31,100		336,502
Protective Life Corp.	6,225		32,681
WellPoint, Inc.	5,328	(1)	202,304

			1,929,973
METAL MINING (4.08%)
Barrick Gold Corp.	57,916		1,877,637
Newmont Mining Corp.	17,500		783,300

			2,660,937
MOTION PICTURES (0.35%)
News Corp.	29,500		227,150

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.51%)
United Parcel Service, Inc.—Class B	6,720		330,758

NON-DEPOSITORY CREDIT INSTITUTIONS (0.04%)
SLM Corp.	5,095	(1)	25,220

OIL AND GAS EXTRACTION (4.86%)
Anadarko Petroleum Corp.	13,700		532,793
Apache Corp.	6,700		429,403
Baker Hughes Inc.	8,700		248,385
Devon Energy Corp.	6,400		286,016
Occidental Petroleum Corp.	22,250		1,238,213
Rowan Companies, Inc.	16,700		199,899
Weatherford International Ltd.	21,000	(1)	232,470

			3,167,179
PAPER AND ALLIED PRODUCTS (1.07%)
AbitibiBowater Inc.	8,358	(1)	4,597
Kimberly-Clark Corp.	15,015		692,342

			696,939
PERSONAL SERVICES (0.36%)
Cintas Corp.	9,615		237,683

PETROLEUM AND COAL PRODUCTS (1.97%)
ConocoPhillips	17,170		672,377
Exxon Mobil Corp.	6,100		415,410
Valero Energy Corp.	11,100		198,690

			1,286,477
PIPELINES (1.80%)
Kinder Morgan Management, LLC	28,864	(1)	1,176,497

PRIMARY METAL INDUSTRIES (0.45%)
Corning Inc.	21,900		290,613

RETAIL — DRUG AND PROPRIETARY STORES (0.62%)
Walgreen Co.	15,560		403,938

SECURITY AND COMMODITY BROKERS (0.40%)
Intercontinental Exchange, Inc.	3,490	(1)	259,900

SERVICES — ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.92%)
Quest Diagnostics Inc.	12,600		598,248

TOBACCO PRODUCTS (0.31%)
Philip Morris International Inc.	5,735		204,051

TRANSPORTATION EQUIPMENT (2.24%)
Federal Signal Corp.	36,400		191,828
Genuine Parts Co.	13,600		406,096
Honeywell International Inc.	16,905		470,973
ITT Corp.	10,190		392,009

			1,460,906
WHOLESALE TRADE — NONDURABLE GOODS (0.60%)
Sysco Corp.	17,085		389,538

Total Common Stocks (Cost $56,518,810)			40,702,683

PUBLICLY TRADED PARTNERSHIPS (1.88%)
PIPELINES
Buckeye Partners, L.P.	12,500		445,750
Enbridge Energy Partners, L.P.	12,200		365,146
Magellan Midstream Partners, L.P.	14,100		414,117

Total Publicly Traded Partnerships (Cost $1,630,078)			1,225,013

	Principal Amount
MORTGAGE-BACKED SECURITIES (30.52%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$2,250,000		2,366,150
2003-11 Class QC, 5.50%, due 02/01/33	2,500,000		2,652,525
2003-71 Class AK, 5.00%, due 09/01/29	600,000		619,763
2003-116 Class JC, 5.00%, due 05/01/30	1,560,000		1,625,205
2004-22 Class BK, 3.47%, due 04/01/34	185,456		186,303
2004-26 Class GC, 5.00%, due 06/01/31	1,300,000		1,357,039
2004-72 Class DE, 5.00%, due 07/01/32	500,000		516,788
2004-76 Class VG, 5.00%, due 09/01/23	700,000		723,468
2004-89 Class KC, 4.00%, due 10/01/34	432,134		436,935
2004-105 Class PB, 5.00%, due 06/01/33	1,693,200		1,767,188
2004-105 Class VE, 5.50%, due 05/01/24	2,000,000		2,112,358
2004-109 Class WE, 5.00%, due 05/01/33	780,000		815,964
2005-44 Class KC, 5.00%, due 04/01/31	1,500,000		1,553,576
2005-80 Class VC, 5.00%, due 05/01/29	1,000,000		1,045,399
2006-38 Class OG, 5.00%, due 06/01/36	1,448,667		1,505,346
Pool # 2796, 7.00%, due 08/01/29	43,723		46,862
Pool # 3040, 7.00%, due 02/01/31	23,163		24,842
Pool # 3188, 6.50%, due 01/01/32	66,150		70,467
Pool # 3239, 6.50%, due 05/01/32	108,133		115,188
Pool # 3333, 5.50%, due 01/01/33	194,199		202,585
Pool # 3403, 5.50%, due 06/01/33	155,594		162,313

Total Mortgage-Backed Securities (Cost $18,647,793)			19,906,264

SHORT-TERM INVESTMENTS (4.33%)
COMMERCIAL PAPER (0.76%)
PETROLEUM AND COAL PRODUCTS
Chevron Corp., 0.23%, due 04/09/09	500,000		500,000

Total Commercial Paper (Cost $500,000)			500,000

	Shares Held
MONEY MARKET MUTUAL FUND (3.57%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $2,328,888)	2,328,888		2,328,888

Total Short-Term Investments (Cost $2,828,888)			2,828,888

Total Investments (Cost $79,625,569) (99.14%)			64,662,848

OTHER ASSETS LESS LIABILITIES (0.86%)
Cash, receivables, prepaid expense and other assets, less liabilities	557,995

Total Net Assets (100.00%)	$65,220,843

(1)	Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$4,851,142
Unrealized Depreciation	(19,673,026)

Net Unrealized Appreciation (Depreciation)	(14,821,884)

Cost for federal income tax purposes	$79,484,732

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of March 31, 2009:

Valuation Inputs	Investment in Securities
Level 1	$44,256,584
Level 2	20,406,264
Level 3	—

Total	$64,662,848

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

MARCH 31, 2009

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (95.63%)
COMMERCIAL PAPER (9.18%)
NON-DEPOSITORY CREDIT INSTITUTIONS (4.68%)
General Electric Capital Corp., due 04/07/09	0.300%	$225,000	$225,000
General Electric Capital Corp., due 04/10/09	0.350	175,000	175,000
General Electric Capital Corp., due 05/18/09	0.330	250,000	250,000

			650,000
PETROLEUM AND COAL PRODUCTS (4.50%)
Chevron Corp., due 04/28/09	0.200	200,000	200,000
Chevron Corp., due 05/01/09	0.200	225,000	225,000
Chevron Corp., due 05/07/09	0.200	200,000	200,000

			625,000

Total Commercial Paper (Cost $1,275,000)			1,275,000
UNITED STATES GOVERNMENT AGENCIES (78.89%)
Federal Home Loan Bank, due 04/08/09	0.304	250,000	249,985
Federal Home Loan Bank, due 04/13/09	0.314	300,000	299,969
Federal Home Loan Bank, due 04/14/09	0.223	400,000	399,968
Federal Home Loan Bank, due 04/15/09	0.254	250,000	249,976
Federal Home Loan Bank, due 04/21/09	0.213	300,000	299,965
Federal Home Loan Bank, due 04/22/09	0.101	335,000	334,980
Federal Home Loan Bank, due 04/27/09	0.233	250,000	249,959
Federal Home Loan Bank, due 04/30/09	0.243	250,000	249,952
Federal Home Loan Bank, due 05/05/09	0.254	400,000	399,906
Federal Home Loan Bank, due 05/22/09	0.101	350,000	349,950
Federal Home Loan Bank, due 05/26/09	0.254	250,000	249,905
Federal Home Loan Bank, due 06/01/09	0.294	300,000	299,853
Federal Home Loan Bank, due 06/05/09	0.152	350,000	349,905
Federal Home Loan Mortgage Corp., due 04/17/09	0.243	250,000	249,973
Federal Home Loan Mortgage Corp., due 04/20/09	0.335	400,000	399,930
Federal Home Loan Mortgage Corp., due 04/23/09	0.325	200,000	199,961
Federal Home Loan Mortgage Corp., due 05/06/09	0.264	350,000	349,912
Federal Home Loan Mortgage Corp., due 05/08/09	0.071	325,000	324,977
Federal Home Loan Mortgage Corp., due 05/19/09	0.396	203,000	202,894
Federal Home Loan Mortgage Corp., due 05/20/09	0.162	250,000	249,946
Federal Home Loan Mortgage Corp., due 05/26/09	0.254	400,000	399,847
Federal Home Loan Mortgage Corp., due 06/08/09	0.331	550,000	549,661
Federal Home Loan Mortgage Corp., due 06/09/09	0.315	250,000	249,851
Federal Home Loan Mortgage Corp., due 06/15/09	0.294	250,000	249,849
Federal National Mortgage Assoc., due 04/01/09	0.314	250,000	250,000
Federal National Mortgage Assoc., due 04/02/09	0.142	250,000	249,999
Federal National Mortgage Assoc., due 04/03/09	0.162	300,000	299,997
Federal National Mortgage Assoc., due 04/15/09	0.112	250,000	249,989
Federal National Mortgage Assoc., due 04/29/09	0.355	250,000	249,932
Federal National Mortgage Assoc., due 05/04/09	0.254	250,000	249,943
Federal National Mortgage Assoc., due 05/11/09	0.355	350,000	349,864
Federal National Mortgage Assoc., due 05/13/09	0.355	350,000	349,857
Federal National Mortgage Assoc., due 05/15/09	0.345	250,000	249,896
Federal National Mortgage Assoc., due 05/26/09	0.254	700,000	699,732
Federal National Mortgage Assoc., due 05/27/09	0.203	350,000	349,891

Total United States Government Agencies (Cost $10,960,174)			10,960,174

UNITED STATES TREASURY OBLIGATIONS (7.56%)
U.S. Treasury Bills, due 04/09/2009	0.213	300,000	299,986
U.S. Treasury Bills, due 05/21/2009	0.238	400,000	399,869
U.S. Treasury Bills, due 06/11/2009	0.193	350,000	349,869

Total United States Treasury Obligations (Cost $1,049,724)			1,049,724

Total Short Term Investments (Cost $13,284,898)			13,284,898

OTHER ASSETS LESS LIABILITIES (4.37%)
Cash, receivables, prepaid insurance and other assets, less liabilities			607,324

Total Net Assets (100.00%)			$13,892,222

VALUATION

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of March 31, 2009:

Valuation Inputs	Investment in Securities
Level 1	$—
Level 2	13,284,898
Level 3	—

Total	$13,284,898

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

MARCH 31, 2009

(Unaudited)

	Shares Held		Value
PREFERRED STOCKS (1.53%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $800,000)	32,000		$507,840

	Principal Amount
CORPORATE BONDS (73.40%)
APPAREL AND ACCESSORY STORES (3.39%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000		1,127,000

CHEMICALS AND ALLIED PRODUCTS (6.07%)
Chemtura Corp., 6.875%, due 06/01/16	1,700,000		773,500
Lubrizol Corp. (The), 8.875%, due 02/01/19	750,000		774,143
Nova Chemicals, Corp., 7.875%, due 09/15/25	800,000		468,664

			2,016,307
DEPOSITORY INSTITUTIONS (1.82%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49	1,500,000	(1)	605,775

ELECTRIC, GAS AND SANITARY SERVICES (17.37%)
Avista Corp., 5.95%, due 06/01/18	1,400,000		1,244,586
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	1,500,000		1,189,665
Entergy Corp., 6.18%, due 03/01/35	1,700,000		1,412,462
ESI Tractebel Acquisition Corp., 7.99%, due 12/30/11	196,000		193,031
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	1,000,000		673,600
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	800,000		880,544
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	168,590		178,899

			5,772,787
FOOD STORES (3.75%)
Safeway Inc., 7.45%, due 09/15/27	1,200,000		1,247,167

FURNITURE AND FIXTURES (3.86%)
Steelcase Inc., 6.50%, due 08/15/11	1,300,000		1,283,776

HOLDING AND OTHER INVESTMENT OFFICES (11.62%)
First Industrial, L.P., 7.60%, due 07/15/28	700,000		285,971
First Industrial, L.P., 7.75%, due 04/15/32	500,000		203,940
Hospitality Properties Trust, 6.75%, due 02/15/13	1,300,000		784,459
HRPT Properties Trust, 6.25%, due 08/15/16	1,075,000		633,272
iStar Financial Inc.—Series B, 5.70%, due 03/01/14	1,171,000		329,320
Realty Income Corp., 6.75%, due 08/15/19	1,500,000		1,025,430
Rouse Company LP (The), 5.375%, due 11/26/13	2,000,000		601,080

			3,863,472
INSURANCE CARRIERS (1.40%)
PXRE Capital Trust, 8.85%, due 02/01/27	670,000		463,975

MOTION PICTURES (2.26%)
Time Warner Inc., 8.375%, due 03/15/23	800,000		751,920

OIL AND GAS EXTRACTION (2.05%)
Nabors Industries, Inc., 144A, 9.25%, due 01/15/19	700,000	(1)	679,973

PAPER AND ALLIED PRODUCTS (7.07%)
AbitiBowater Inc., 9.375%, due 12/15/21	900,000		90,045
Cascades Inc., 7.25%, due 02/15/13	1,000,000		550,000
International Paper Co., 7.95%, due 06/15/18	1,000,000		765,460
Potlatch Corp., 9.125%, due 12/01/09	900,000		944,766

			2,350,271
PIPELINES (4.14%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	1,600,000		1,374,816

TRANSPORTATION — BY AIR (2.35%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	1,087,656		781,654

WATER TRANSPORTATION (6.25%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000		956,813
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21	1,000,000	(1)	1,122,010

			2,078,823

Total Corporate Bonds (Cost $34,396,164)			24,397,716

MORTGAGE-BACKED SECURITIES (22.59%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (14.96%)
3023 Class TG, 5.50%, due 08/01/35	913,981		930,533
3051 Class MY, 5.50%, due 10/01/25	1,000,000		1,005,380
Pool # A53146, 5.50%, due 10/01/36	555,357		576,991
Pool # A69436, 6.00%, due 12/01/37	1,192,969		1,247,106
Pool # G02648, 5.50%, due 12/01/36	1,166,081		1,211,506

			4,971,516
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (7.63%)
Pool # 256103, 5.50%, due 02/01/26	662,595		690,094
Pool # 897144, 6.00%, due 09/01/36	704,863		737,608
Pool # 928570, 6.00%, due 08/01/37	1,061,824		1,110,428

			2,538,130

Total Mortgage-Backed Securities (Cost $7,221,541)			7,509,646

	Shares Held
SHORT-TERM INVESTMENTS (1.27%)
MONEY MARKET MUTUAL FUND
JPMorgan U.S. Treasury Plus Money Market Fund	421,695		421,695

Total Short-Term Investments (Cost $421,695)			421,695

Total Investments (Cost $42,839,400) (98.79%)			32,836,897

OTHER ASSETS LESS LIABILITIES (1.21%)
Cash, receivables, prepaid expense and other assets, less liabilities			400,953

Total Net Assets (100.00%)			$33,237,850

(1)	Restricted securities:

Nabors Industries was purchased at 99.998 on 01/07/09. As of 03/31/09, the carrying value of each unit was 97.139, representing $679,973 or 2.05% of total net assets.

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 03/31/09, the carrying value of each unit was 40.385, representing $605,775 or 1.82% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 03/31/09, the carrying value of each unit was 112.201, representing $1,122,010 or 3.38% of total net assets.

As of 03/31/09, the carrying value of all restricted securities was $2,407,758 or 7.25% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$680,990
Unrealized Depreciation	(10,683,493)

Net Unrealized Appreciation (Depreciation)	(10,002,503)

Cost for federal income tax purposes	$42,839,400

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of March 31, 2009:

Valuation Inputs	Investment in Securities
Level 1	$929,535
Level 2	31,907,362
Level 3	—

Total	$32,836,897

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

MARCH 31, 2009

(Unaudited)

	Shares Held		Value
COMMON STOCKS (89.84%)
BUSINESS SERVICES (7.29%)
Adobe Systems Inc.	11,700	(1)	$250,263
Automatic Data Processing Inc.	6,700		235,572
eBay Inc.	13,135	(1)	164,976
Microsoft Corp.	55,255		1,015,034
Oracle Corp.	46,070	(1)	832,485
Symantec Corp.	28,002	(1)	418,350

			2,916,680
CHEMICALS AND ALLIED PRODUCTS (16.03%)
Abbott Laboratories	10,400		496,080
Amgen Inc.	7,625	(1)	377,590
Biogen Idec Inc.	3,500	(1)	183,470
Colgate-Palmolive Co.	5,355		315,838
Dow Chemical Co. (The)	5,330		44,932
E. I. du Pont de Nemours and Co.	16,005		357,392
Johnson & Johnson	24,600		1,293,960
K-V Pharmaceutical Co.—Class A	12,700	(1)	20,955
Mylan Inc.	24,650	(1)	330,557
Novartis AG	5,700		215,631
Pfizer Inc.	66,886		910,987
Procter & Gamble Co. (The)	16,425		773,453
Schering-Plough Corp.	14,980		352,779
Teva Pharmaceutical Industries Ltd.	16,391		738,415

			6,412,039
COMMUNICATIONS (3.77%)
AT&T Inc.	17,660		445,032
Comcast Corp.—Class A	35,265		481,015
Sprint Nextel Corp.	17,913	(1)	63,949
Time Warner Cable, Inc.	2,459		60,985
Verizon Communications Inc.	15,065		454,963

			1,505,944
DEPOSITORY INSTITUTIONS (1.99%)
Bank of America Corp.	16,089		109,727
Bank of New York Mellon Corp. (The)	7,150		201,988
Citigroup Inc.	22,363		56,578
New York Community Bancorp, Inc.	23,156		258,653
PNC Financial Services Group, Inc.	267		7,820
U.S. Bancorp	9,135		133,462
Wells Fargo & Co.	1,981		28,209

			796,437
ELECTRIC, GAS AND SANITARY SERVICES (3.47%)
Atmos Energy Corp.	11,267		260,493
CMS Energy Corp.	28,300		335,072
Integrys Energy Group, Inc.	9,886		257,431
Pepco Holdings, Inc.	12,335		153,941
Pinnacle West Capital Corp.	9,200		244,352
Waste Management, Inc.	5,300		135,680

			1,386,969
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.04%)
Cisco Systems, Inc.	46,570	(1)	780,979
Emerson Electric Co.	4,600		131,468
Energy Conversion Devices, Inc.	13,100	(1)	173,837
First Solar, Inc.	800	(1)	106,160
General Electric Co.	66,480		672,113
Helen of Troy Ltd.	8,966	(1)	123,283
Intel Corp.	17,500		263,375
QUALCOMM Inc.	4,200		163,422

			2,414,637
FABRICATED METAL PRODUCTS (0.97%)
Illinois Tool Works Inc.	12,580		388,093

FOOD AND KINDRED PRODUCTS (3.54%)
Coca-Cola Co. (The)	6,870		301,937
Coca-Cola FEMSA, S.A.B. de C.V.	3,700		126,022
H.J. Heinz Co.	6,100		201,666
Kraft Foods Inc.	12,708		283,261
McCormick & Company, Inc.	8,000		236,560
PepsiCo, Inc.	5,180		266,666

			1,416,112
FOOD STORES (0.62%)
Kroger Co. (The)	11,686		247,977

FORESTRY (0.41%)
Weyerhaeuser Co.	5,965		164,455

GENERAL MERCHANDISE STORES (3.10%)
Target Corp.	13,790		474,238
Wal-Mart Stores, Inc.	14,735		767,694

			1,241,932
HOLDING AND OTHER INVESTMENT OFFICES (1.97%)
Adams Express Co. (The)	67,123		502,751
H&Q Life Sciences Investors	36,421		284,084

			786,835
INDUSTRIAL MACHINERY AND EQUIPMENT (5.28%)
3M Co.	5,890		292,851
Apple Inc.	4,160	(1)	437,299
EMC Corp.	62,025	(1)	707,085
Hewlett-Packard Co.	5,270		168,956
Ingersoll-Rand Co. Ltd.—Class A	19,260		265,788
Sigma Designs, Inc.	19,400	(1)	241,336

			2,113,315
INSTRUMENTS AND RELATED PRODUCTS (6.87%)
Agilent Technologies, Inc.	7,000	(1)	107,590
Becton, Dickinson and Co.	11,026		741,388
Bio-Rad Laboratories, Inc.	3,300	(1)	217,470
Danaher Corp.	2,400		130,128
Medtronic, Inc.	15,340		452,070
Mettler-Toledo International Inc.	3,375	(1)	173,239
Stryker Corp.	4,380		149,095
Thermo Fisher Scientific Inc.	16,352	(1)	583,276
Zimmer Holdings, Inc.	5,330	(1)	194,545

			2,748,801
INSURANCE AGENTS, BROKERS AND SERVICE (0.53%)
Arthur J. Gallagher & Co.	12,365		210,205

INSURANCE CARRIERS (2.34%)
Allstate Corp. (The)	4,910		94,027
American Equity Investment Life Holding Co.	29,300		121,888
EMC Insurance Group Inc.	13,610		286,763
Lincoln National Corp.	4,485		30,005
MBIA Inc.	4,690	(1)	21,480
MetLife, Inc.	8,705		198,213
Protective Life Corp.	4,215		22,129
WellPoint, Inc.	4,222	(1)	160,309

			934,814
METAL MINING (3.84%)
Barrick Gold Corp.	24,946		808,749
Goldcorp Inc.	5,700		189,924
Newmont Mining Corp.	12,000		537,120

			1,535,793
MOTION PICTURES (0.76%)
News Corp.—Class A	17,040		112,805
Time Warner Inc.	9,797		189,076

			301,881
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.70%)
United Parcel Service, Inc.—Class B	5,675		279,324

NON-DEPOSITORY CREDIT INSTITUTIONS (0.05%)
SLM Corp.	4,275	(1)	21,161

OIL AND GAS EXTRACTION (6.61%)
Anadarko Petroleum Corp.	10,200		396,678
Apache Corp.	5,200		333,268
Baker Hughes Inc.	6,200		177,010
Devon Energy Corp.	4,600		205,574
Exterran Holdings, Inc.	5,900	(1)	94,518
Helmerich & Payne, Inc.	14,600		332,442
Noble Corp.	8,600		207,174
Occidental Petroleum Corp.	6,800		378,420
Rowan Companies, Inc.	8,800		105,336
Transocean Inc.	3,100	(1)	182,404
Weatherford International Ltd.	14,600	(1)	161,622
Whiting Petroleum Corp.	2,700	(1)	69,795

			2,644,241
PAPER AND ALLIED PRODUCTS (1.33%)
AbitibiBowater Inc.	66,897	(1)	36,793
Kimberly-Clark Corp.	10,720		494,299

			531,092
PERSONAL SERVICES (0.42%)
Cintas Corp.	6,770		167,354

PETROLEUM AND COAL PRODUCTS (3.78%)
Chevron Corp.	10,300		692,572
ConocoPhillips	10,257		401,664
Exxon Mobil Corp.	4,500		306,450
Valero Energy Corp.	6,300		112,770

			1,513,456
PRIMARY METAL INDUSTRIES (0.50%)
Corning Inc.	15,200		201,704

RAILROAD TRANSPORTATION (0.32%)
Union Pacific Corp.	3,140		129,085

RETAIL — DRUG AND PROPRIETARY STORES (0.73%)
Walgreen Co.	11,245		291,920

RETAIL — FURNISHINGS AND HOME FURNITURE STORES (1.25%)
Bed Bath & Beyond Inc.	7,010	(1)	173,497
GameStop Corp.—Class A	11,700	(1)	327,834

			501,331
SECURITY AND COMMODITY BROKERS (0.39%)
Intercontinental Exchange, Inc.	2,120	(1)	157,876

SERVICES — ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.85%)
Quest Diagnostics Inc.	7,200		341,856

TOBACCO PRODUCTS (0.53%)
Philip Morris International Inc.	6,010		213,836

TRANSPORTATION EQUIPMENT (2.74%)
Federal Signal Corp.	13,300		70,091
Honeywell International Inc.	18,835		524,743
ITT Corp.	13,020		500,879

			1,095,713
WHOLESALE TRADE — NONDURABLE GOODS (0.82%)
SYSCO Corp.	14,390		328,092

Total Common Stocks (Cost $51,493,385)			35,940,960

SHORT-TERM INVESTMENTS (9.38%)
MONEY MARKET MUTUAL FUND (4.25%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $1,701,675)	1,701,675		1,701,675

	Principal Amount
COMMERCIAL PAPER (2.38%)
NONDEPOSITORY INSTITUTIONS (1.25%)
General Electric Capital Corp., 0.38%, due 05/11/09	$500,000		500,000

PETROLEUM AND COAL PRODUCTS (1.13%)
Chevron Corp., 0.23%, due 04/09/09	450,000		450,000

Total Commercial Paper (Cost $950,000)			950,000

UNITED STATES GOVERNMENT AGENCIES (2.75%)
Federal Home Loan Bank, due 05/12/09	600,000	599,932
Federal Home Loan Mortgage Corp., due 05/04/09	500,000	499,908

Total United States Government Agencies (Cost $1,099,840)		1,099,840

Total Short-Term Investments (Cost $3,751,515)		3,751,515

Total Investments (Cost $55,244,900) (99.22%)		39,692,475

OTHER ASSETS LESS LIABILITIES (0.78%)
Cash, receivables, prepaid expense and other assets, less liabilities		313,223

Total Net Assets (100.00%)		$40,005,698

(1)	Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$2,539,502
Unrealized Depreciation	(17,890,520)

Net Unrealized Appreciation (Depreciation)	(15,351,018)

Cost for federal income tax purposes	$55,043,493

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers or by an independent pricing service. Pricing services will consider many factors such as yields, credit spreads, reported trades and dealer quotes when valuing securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of March 31, 2009:

Valuation Inputs	Investment in Securities
Level 1	$37,642,635
Level 2	2,049,840
Level 3	—

Total	$39,692,475

Item 2.    Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Variable Insurance Series Fund

By:	/s/ Kristi Rojohn
Kristi Rojohn Chief Executive Officer and Secretary

Date: 5/26/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn
Kristi Rojohn Chief Executive Officer and Secretary

Date: 5/26/2009

By:	/s/ James P. Brannen
James P. Brannen Chief Financial Officer

Date: 5/27/2009